                                   FORM N-SAR
                               SEMI-ANNUAL REPORT
                       FOR REGISTERED INVESTMENT COMPANIES

Report for fiscal year ending: December 31, 2004

Is this a transition report?:  N
                               ----------------------------

Is this an amendment to a previous filing?  N
                                            ---------------

1.  A. Registrant Name:                     ING CORPORATE LEADERS TRUST FUND
                                            ------------------------------------
    B. File Number:                         811-0091
                                            ------------------------------------
    C. Telephone Number:
                                            ------------------------------------

2.  A. Street:                              7337 E. Doubletree Ranch Road
                                            ------------------------------------
    B. City:                                Scottsdale
                                            ------------------------------------
    C: State:                               AZ
                                            ------------------------------------
    D: Zip Code:                            85258-2034
                                            ------------------------------------

3.  Is this the first filing on this
form by Registrant?                         N
                                            ------------------------------------

4.  Is this the last filing on this form
by Registrant?                              N
                                            ------------------------------------

5.  Is Registrant a small business
investment company?                         N
                                            ------------------------------------

6.  Is Registrant a unit investment
trust? [If answer is "Y" complete only
items 111 through 132.]                     Y
                                            ------------------------------------

UNIT INVESTMENT TRUSTS

111.  A. Depositor Name:                        ING INVESTMENTS, LLC
                                                --------------------------------
      B. File Number (If any):                  801-48282
                                                --------------------------------
      C. City:                                  Scottsdale
                                                --------------------------------
         State:                                 AZ
                                                --------------------------------
      D: Zip Code:                              85258-2034
                                                --------------------------------

112.  A. Sponsor Name:                          ING INVESTMENTS, LLC
                                                --------------------------------
      B. File Number (If any):                  801-48282
                                                --------------------------------
      C. City:                                  Scottsdale
                                                --------------------------------
         State:                                 AZ
                                                --------------------------------
      D: Zip Code:                              85258-2034
                                                --------------------------------

113.  A. Trustee Name:                          THE BANK OF NEW YORK
                                                --------------------------------
      B. File Number (If any):
                                                --------------------------------
      C. City:                                  Lake Mary
                                                --------------------------------
         State:                                 FL
                                                --------------------------------
      D: Zip Code:                              32746
                                                --------------------------------

114.  A. Principal Underwriter Name:            ING FUNDS DISTRIBUTOR, LLC
                                                --------------------------------
      B. File Number (If any):                  8-048020
                                                --------------------------------
      C. City:                                  Scottsdale
                                                --------------------------------
         State:                                 AZ
                                                --------------------------------
      D: Zip Code:                              85258-2034
                                                --------------------------------

115.  A. Independent Public Accountant Name:    KPMG, LLP
                                                --------------------------------
      B. File Number (If any):
                                                --------------------------------
      C. City:                                  BOSTON
                                                --------------------------------
         State:                                 MA
                                                --------------------------------
      D: Zip Code:                              02110
                                                --------------------------------

116.  Family of investment companies information:
      A: Is Registrant a part of a family of investment
      companies?                                            Y
                                                            --------------------
      B: Identify the family in 10 letters:                 ING--FUNDS
                                                            --------------------

117.  Is Registrant a separate account of an insurance
      company?                                              N
                                                            --------------------

118.  State the number of series existing at the end of
      the period that had securities registered under
      the Securities Act of 1933                            1
                                                            --------------------

119.  State the number of new series for which
      registration statements under the Securities Act
      or 1933 became effective during the period            0
                                                            --------------------

120.  State the total value of the portfolio securities
      on the date of deposit for the new series
      included in item 119. ($000's omitted)                0
                                                            --------------------

121.  State the number of series for which a current
      prospectus was in existence at the end of the
      period                                                1
                                                            --------------------

122.  State the number of existing series for which
      additional units were registered under the
      Securities Act of 1933 during the current period      1
                                                            --------------------

123.  State the total value of the additional units
      considered in answering item 122 ($000's omitted)     24,541
                                                            --------------------

124.  State the total value of units of prior series
      that were placed in the portfolios of subsequent
      series during the current period ($000's omitted)     0
                                                            --------------------

125.  State the total dollar amount of sales loads
      collected by Registrant's principal underwriter
      and any underwriter which is an affiliated person
      of the principal underwriter during the current
      period solely from the sale of units of all
      series of the Registrant ($000's omitted)             0
                                                            --------------------

126.  Of the amount shown in item 125, state the total
      dollar amount of sales loads collected from
      secondary market operations in Registrant's units
      ($000's omitted)                                      0
                                                            --------------------

127.  List opposite the appropriate description below
      the number of series whose portfolios are
      invested primarily (based upon a percentage of
      NAV) in each type of security shown, the
      aggregate total assets at market value as of a
      date at or near the end of the current period of
      each such group of series and the total income
      distributions made by each such group of series
      during the current period (excluding
      distributions of realized gains, if any):
                                                            --------------------

                                                            NUMBER OF    TOTAL ASSETS     TOTAL INCOME
                                                             SERIES        ($000'S        DISTRIBUTIONS
                                                            INVESTING      OMITTED)      ($000'S OMITTED)
                                                            ---------    ------------    ----------------
A.    U.S. Treasury direct issue                                $          $                  $

B.    U.S. Government agency                                    $          $                  $

C.    State and municipal tax-free                              $          $                  $

D.    Public utility debt                                       $          $                  $

E.    Brokers or dealers debt or debt of brokers' or
      dealers' parent                                           $          $                  $

F.    All other corporate intermediate & long-term debt         $          $                  $

G.    All other corporate short-term debt                       $          $                  $

H.    Equity securities of brokers or dealers or parents
      of brokers or dealers                                     $          $                  $

I.    Investment company equity securities                      $          $                  $

J.    All other equity securities                               $ 1        $300,904           $4,666

K.    Other securities                                          $          $                  $

L.    Total assets of all series of registrant                             $300,904


128. Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the issuer? [If answer is "N" (No), go to
      item 131.]                                            N

129.

130.

131.  Total expenses incurred by all series of
      Registrant during the current reporting period
      ($000's omitted)                                      655

132.  List the "811" (Investment Company Act of 1940)
      registration number for all Series of Registrant
      that are being included in this filing:               811-0091

For the period ending 12-31-04

File Number 811-0091

                                 SIGNATURE PAGE

      This report is signed on behalf of the Depositor in the City of Scottsdale and State of Arizona on the 1st day of March 2005.

                                        ING INVESTMENTS, LLC

                                        By: /s/ Todd Modic
                                            --------------

Witness /s/ Mary Gaston
        ---------------